Net Loss Per Share - Schedule of Securities Excluded from Calculation of Weighted Average Common Shares Outstanding (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Redeemable Convertible Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculation of weighted average common shares outstanding	0	5,863,825	5,863,825	5,857,864	5,857,864
Redeemable Convertible Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculation of weighted average common shares outstanding	0	2,540,066	2,540,066	2,540,066	2,540,066
Redeemable Convertible Series B-1 Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculation of weighted average common shares outstanding	0	353,767	353,767	353,767	353,767
Redeemable Convertible Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculation of weighted average common shares outstanding	0	4,617,513	4,617,513	4,617,513	4,617,513
Warrants to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculation of weighted average common shares outstanding	1,625,728	1,616,113	1,616,113	1,616,113	1,616,113
Warrants to Purchase Series A Redeemable Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculation of weighted average common shares outstanding	0	10,937	10,937	21,484	21,484
Warrants to Purchase Series C Redeemable Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculation of weighted average common shares outstanding	0	239,750	286,625	89,750	89,750
Common Stock Subject to Repurchase [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculation of weighted average common shares outstanding	65,000	0
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculation of weighted average common shares outstanding	2,569,393	1,802,926	2,202,712	1,936,191	1,681,143